OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Opteum Mortgage Acceptance Corporation

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

   X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2013 to March 31, 2013

Date of Report (Date of filing): May 15, 2013

Commission File Number of securitizer: 025-01032

Central Index Key Number of securitizer: : 0001257394

G. Hunter Haas, (772) 231-1400

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as Rule 15Ga-1 Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1 Disclosures required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Opteum Mortgage Acceptance Corporation

Date: May 15, 2013	/s/ G. Hunter Haas
	Name:	G. Hunter Haas
	Title:	Vice President
(senior officer in charge of securitization of the securitizer)